Revenue - Contract with Customer (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer Receivable After Allowance For Credit Loss Roll Forward [Abstract]
Deferred income	$ (1,692)		$ 0
Operating Segments [Member] | Management/Advisory fees
Contract with Customer Receivable After Allowance For Credit Loss Roll Forward [Abstract]
Contract with customer, receivable	31,192	$ 30,544	19,540	$ 20,019
Deferred income	(1,411)	(693)	0	0
Operating Segments [Member] | Incentive fees
Contract with Customer Receivable After Allowance For Credit Loss Roll Forward [Abstract]
Contract with customer, receivable	238	3,540	0	0
Operating Segments [Member] | Other fees/income
Contract with Customer Receivable After Allowance For Credit Loss Roll Forward [Abstract]
Contract with customer, receivable	839	4,106	0	0
Deferred income	$ (281)	$ (422)	$ 0	$ 0